Subsequent Events (Details) In Millions, except Per Share data, unless otherwise specified	1 Months Ended				1 Months Ended		1 Months Ended
	Jan. 31, 2012 Dividend declared USD ($)	Feb. 29, 2012 Bonds issued USD ($)	Feb. 29, 2012 Fixed rate bonds with 0.55 percent coupon rate USD ($)	Feb. 02, 2012 Fixed rate bonds with 0.55 percent coupon rate	Feb. 29, 2012 Fixed rate bonds with 1.25 percent coupon rate USD ($)	Feb. 02, 2012 Fixed rate bonds with 1.25 percent coupon rate	Feb. 29, 2012 Canadian fixed rate bonds with 2.20 percent coupon rate CAD	Feb. 03, 2012 Canadian fixed rate bonds with 2.20 percent coupon rate
Subsequent events:
Dividend declared (in dollars per share)	$ 0.75
Subsequent event, date	Mar. 10, 2012
Bonds issued		$ 2,500	$ 1,500		$ 1,000		500
Debt instrument, interest rate (as a percent)				0.55%		1.25%		2.20%
Maturity date description (in years)			P3Y		P5Y		P5Y